Income taxes (Schedule of Domestic and Foreign Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of income taxes	$ 159	$ 200	$ 160
Domestic
Components of income taxes	0	0	0
Foreign
Components of income taxes	$ 159	$ 200	$ 160